Equity (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of number of shares outstanding
The following table summarizes the changes in the number of outstanding common shares and special voting shares of Stellantis during the year ended December 31, 2021:

	Former PSA	FCA N.V. - Stellantis N.V.
	Common Shares	Common Shares	Special Voting Shares	Total
Balance at January 1, 2021	894,828,213	1,574,714,499	449,618,514	2,024,333,013
Issuance of Special Voting Shares			200	200
Merger of PSA into FCA:	—	—	—	—
Cancellation of Treasury shares	(7,790,213)	—	—	—
Issuance of Stellantis shares in exchange of PSA shares	(887,038,000)	1,545,220,196	—	1,545,220,196
Withdrawal of Special Voting Shares and their subsequent cancellation	—	—	(449,410,092)	(449,410,092)
Shares issued to serve Long Term Incentive Plans	—	12,683,960	—	12,683,960
Balance at December 31, 2021	—	3,132,618,655	208,622	3,132,827,277

Disclosure of analysis of other comprehensive income by item and tax effect
Other comprehensive income was as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Fair value remeasurement of cash flow hedges	149	107	(34)
of which, reclassified to the income statement	(98)	(32)	3
of which, recognized in equity during the period	247	139	(37)
Gains and losses from remeasurement of financial assets	6	—	—
of which, reclassified to the income statement	—	—	—
of which, recognized in equity during the period	6	—	—
Exchange differences on translating foreign operations	2,005	(377)	(166)
Share of Other comprehensive income/(loss) for equity method investees	(47)	(43)	14
Items relating to discontinued operations	—	(337)	16
Total amounts to be potentially reclassified to profit or loss	2,113	(650)	(170)

Actuarial gains and losses on defined benefit pension obligations	€2,488	€(117)	€241
Share of Other comprehensive income for equity method investees	8	—	—
Items relating to discontinued operations	—	(52)	(27)
Amounts not to be reclassified to profit or loss	2,496	(169)	214

Total Other comprehensive income/(loss) for the period	4,609	(819)	44
Income tax benefit (expense)	(783)	—	(2)
Income tax benefit (expense) - discontinued operations	—	10	24
Total Other comprehensive income/(loss) for the period, net of tax	€3,826	€(809)	€66
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2021			2020			2019
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
Fair value remeasurement of cash flow hedges	149	(54)	95	107	(31)	76	(34)	2	(32)
Gains and losses from remeasurement of financial assets	€6	€—	€6	€—	€—	€—	€—	€—	€—
Actuarial gains and losses on defined benefit pension obligations	€2,488	€(729)	€1,759	€(117)	€31	€(86)	€241	€(4)	€237
Exchange differences on translating foreign operations	2,005	—	2,005	(377)	—	(377)	(166)	—	(166)
Share of Other comprehensive income/(loss) for equity method investees	(39)	—	(39)	(43)	—	(43)	14	—	14
Items relating to discontinued operations	—	—	—	(389)	10	(379)	(11)	24	13
Total Other comprehensive income/(loss)	€4,609	€(783)	€3,826	€(819)	€10	€(809)	€44	€22	€66